Operating Profit - Operating Expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Analysis of income and expense [abstract]
Depreciation and impairment of owned property, plant and equipment	£ 3,266	£ 2,470	£ 1,637
Depreciation of assets held under finance leases	72	62	83
Impairment of non-current assets (tangibles and intangibles)	19	0	(80)
Amortisation of intangible assets	2,912	1,814	1,242
Gain on disposal of property, plant and equipment	(79)	(16)	(15)
Loss on disposal of property, plant and equipment	74	122	0
Research and development expenditure credit	(1,008)	(1,322)	(1,117)
Government grants	(1,633)	(1,691)	(1,048)
Share-based compensation	1,505	854	768
Initial public offering preparation costs	4,643	0	0
Operating lease costs, land and buildings	£ 8,444	£ 6,443	£ 4,437